Expense Example - WisdomTree International Adaptive Moving Average Fund - WisdomTree International Adaptive Moving Average Fund	Mar. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	$ 135